Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2019 were as follows:

	Year Ended December 31,
	2019	2019
	RMB	USD
2020	95,832,417	13,765,465
2021	98,443,524	14,140,527
2022	84,716,637	12,168,784
2023	77,391,692	11,116,621
2024	66,291,320	9,522,152
Thereafter	346,317,562	49,745,405
Total	768,993,152	110,458,954

Schedule of Future Minimum Lease Receivables under Non-Cancellable Operating Leases with Tenants

At 31 December 2019, the Group had total future minimum lease receivables under non-cancellable operating leases with its tenants falling due as follows:

	Year Ended December 31,
	2019	2019
	RMB	USD
2020	68,958,773	9,905,308
2021	59,328,993	8,522,077
2022	56,454,340	8,109,159
2023	51,396,861	7,382,697
2024	48,665,175	6,990,315
Thereafter	270,004,257	38,783,685
Total	554,808,399	79,693,241